Annual Total Returns - BLACKROCK CAPITAL APPRECIATION FUND, INC. (Institutional, Investor A, Investor C and Class R) [BarChart] - Investor A, C, Institutional and Class R - BLACKROCK CAPITAL APPRECIATION FUND, INC. - Investor A Shares
Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	(9.14%)
Annual Return 2012	13.93%
Annual Return 2013	33.80%
Annual Return 2014	8.35%
Annual Return 2015	6.86%
Annual Return 2016	(0.36%)
Annual Return 2017	32.59%
Annual Return 2018	1.74%
Annual Return 2019	31.85%
Annual Return 2020	40.09%